Schedule of Variable Interest Entities Balace sheets (Details) - USD ($)	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024
Current assets:
Cash and cash equivalents	$ 17,456,245		$ 17,832,991
Accounts receivable, net	14,285		7,343
Prepayments	202,472		1,000,744
Amounts due from related parties	34,020		33,745
Total current assets	17,707,022		18,874,823
Non-current assets:
Long-term investment	16,940,782		17,393,830
Property and equipment, net	45,791		54,430
Total non-current assets	16,986,573		17,448,260
TOTAL ASSETS	34,693,595		36,323,083
Current liabilities:
Taxes payable	194,069		194,559
Deferred revenue-current	12,039		111,630
Total current liabilities	2,083,486		1,574,010
Non-current liabilities:
Total non-current liabilities	13,416,162		13,250,516
TOTAL LIABILITIES	15,499,648		14,824,526
Net income/ (loss)	(2,936,434)	$ (366,973)
Net cash (used in) and provided by operating activities	(645,726)	(605,398)
Net cash provided by investing activities		4,785
Net cash provided by financing activities	100,000
Effects of exchange rate changes on cash	168,980	(673,458)
Net cash used	(376,746)	(1,274,071)
Variable Interest Entity, Primary Beneficiary [Member]
Current assets:
Cash and cash equivalents	16,927,882		17,087,419
Accounts receivable, net	14,285		7,343
Prepayments	2,854		2,819
Deferred expenses	183,163		878,654
Total current assets	18,079,232		18,915,685
Non-current assets:
Long-term investment	16,940,782		15,552,775
Property and equipment, net	501		495
Total non-current assets	16,941,283		15,553,270
TOTAL ASSETS	35,020,515		34,468,955
Current liabilities:
Taxes payable	1,517		1,082
Employee benefits payable	44,747		45,984
Deferred revenue-current	12,039		111,630
Other payables	206,392		162,090
Interest payable	1,407,597		992,701
Total current liabilities	1,672,292		1,313,487
Non-current liabilities:
Long-term loans	13,416,162		13,250,516
Total non-current liabilities	13,416,162		13,250,516
TOTAL LIABILITIES	15,088,454		14,564,003
Revenue	119,018	1,493,709
Net income/ (loss)	(218,851)	737,179
Net cash (used in) and provided by operating activities	(905,614)	1,321,718
Net cash provided by investing activities		4,785
Net cash provided by financing activities
Effects of exchange rate changes on cash	746,077	(1,858,089)
Net cash used	(159,537)	$ (531,586)
Variable Interest Entity, Primary Beneficiary [Member] | Related Party [Member]
Current assets:
Amounts due from related parties	$ 951,048		$ 939,450